Basis of Preparation - Schedule of Company and its Subsidiaries (Details)	12 Months Ended
Dec. 31, 2008
Lowell Copper Holdings Inc.[Member]
Basis of Preparation - Schedule of Company and its Subsidiaries (Details) [Line Items]
Name of Company	Canada
Country of Incorporation	100%
1330783 B.C. Ltd.[Member]
Basis of Preparation - Schedule of Company and its Subsidiaries (Details) [Line Items]
Name of Company	Canada
Country of Incorporation	100%
Lowell Copper Holdings (US) Inc.[Member]
Basis of Preparation - Schedule of Company and its Subsidiaries (Details) [Line Items]
Name of Company	Canada
Country of Incorporation	100%
Solaris Exploration Inc.[Member]
Basis of Preparation - Schedule of Company and its Subsidiaries (Details) [Line Items]
Name of Company	Canada
Country of Incorporation	100%
Lowell Copper (US) Inc.[Member]
Basis of Preparation - Schedule of Company and its Subsidiaries (Details) [Line Items]
Name of Company	United States
Country of Incorporation	100%
Lowell Mineral Exploration Ecuador S.A.[Member]
Basis of Preparation - Schedule of Company and its Subsidiaries (Details) [Line Items]
Name of Company	Ecuador
Country of Incorporation	100%
Solaris Resources Ecuador S.A.S.[Member]
Basis of Preparation - Schedule of Company and its Subsidiaries (Details) [Line Items]
Name of Company	Ecuador
Country of Incorporation	100%
Minera Ricardo Resources Inc. S.A.[Member]
Basis of Preparation - Schedule of Company and its Subsidiaries (Details) [Line Items]
Name of Company	Chile
Country of Incorporation	100%
Solaris Copper SpA [Member]
Basis of Preparation - Schedule of Company and its Subsidiaries (Details) [Line Items]
Name of Company	Chile
Country of Incorporation	100%
Lowell Copper S.A.C.[Member]
Basis of Preparation - Schedule of Company and its Subsidiaries (Details) [Line Items]
Name of Company	Peru
Country of Incorporation	100%
Minera Gabriella S.A. de C.V. [Member]
Basis of Preparation - Schedule of Company and its Subsidiaries (Details) [Line Items]
Name of Company	Mexico
Country of Incorporation	100%
Ascenso Inversiones S.A.[Member]
Basis of Preparation - Schedule of Company and its Subsidiaries (Details) [Line Items]
Name of Company	Guatemala
Country of Incorporation	100%
Catalyst Copper Corp.[Member]
Basis of Preparation - Schedule of Company and its Subsidiaries (Details) [Line Items]
Name of Company	Canada
Country of Incorporation	100%
Solaris Resources AG [Member]
Basis of Preparation - Schedule of Company and its Subsidiaries (Details) [Line Items]
Name of Company	Switzerland
Country of Incorporation	100%
Minera Hill 29, S.A. de C.V. [Member]
Basis of Preparation - Schedule of Company and its Subsidiaries (Details) [Line Items]
Name of Company	Mexico
Country of Incorporation	100%
Minera Torre de Oro, S.A.P.I. de C.V.[Member]
Basis of Preparation - Schedule of Company and its Subsidiaries (Details) [Line Items]
Name of Company	Mexico
Country of Incorporation	60%